Earnings Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share

The following is a reconciliation of net income attributable to common stockholders and a table summarizing the basic and diluted earnings per share calculations for the years ended December 31, 2013, 2012 and 2011:

	Years ended December 31,
	2013	2012	2011
Net income:
Net income	$22,598	$17,085	$2,335
Less: Preferred stock dividends	(27)	(119)	$(257)
Net income attributable to common stockholders	$22,571	$16,966	$2,078

Weighted average shares outstanding (in thousands):
Denominator for basic earnings per share – weighted average common shares outstanding	14,062	3,193	2,985
Effect of dilutive shares—employee and director stock options, restricted stock units and convertible preferred stock	3,051	4,324	533
Denominator for diluted earnings per share	17,113	7,517	3,518

Earnings per share:
Basic	$1.61	$5.31	$0.70
Diluted	$1.32	$2.26	$0.59

During the years ended December 31, 2013, 2012 and 2011 weighted average shares of 1,812,354, 65,107 and 0, respectively, were excluded from the denominator for diluted earnings per share because the shares (which related to stock options, restricted stock units and warrants) were anti-dilutive.